Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Class F
Trading Symbol	SFHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$28	0.56%
[1]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 275,411,812
Holdings Count | $ / shares	390
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$275,411,812
Number of Holdings	390
Portfolio Turnover	40%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	4.47 years
30-Day SEC Yield	8.11%
30-Day SEC Yield Unsubsidized	7.93%
[2]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Invesco Senior Loan ETF	4.8%
First American Government Obligations Fund - Class X	4.6%
Delivery Hero Finco LLC	1.0%
Grifols Worldwide Operations USA, Inc.	0.9%
Cincinnati Bell, Inc.	0.8%
McAfee Corp.	0.8%
Central Parent LLC	0.8%
Asurion LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.7%
IRB Holding Corp.	0.7%

Security Type	(% of net assets)
Bank Loans	87.3%
Exchange Traded Funds	5.1%
Corporate Bonds	5.1%
Money Market Funds	4.6%
Common Stocks	0.0%
Cash & Other	-2.1%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Institutional Class
Trading Symbol	SFHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%
[3]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 275,411,812
Holdings Count | $ / shares	390
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$275,411,812
Number of Holdings	390
Portfolio Turnover	40%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	4.47 years
30-Day SEC Yield	8.15%
30-Day SEC Yield Unsubsidized	7.97%
[4]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Invesco Senior Loan ETF	4.8%
First American Government Obligations Fund - Class X	4.6%
Delivery Hero Finco LLC	1.0%
Grifols Worldwide Operations USA, Inc.	0.9%
Cincinnati Bell, Inc.	0.8%
McAfee Corp.	0.8%
Central Parent LLC	0.8%
Asurion LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.7%
IRB Holding Corp.	0.7%

Security Type	(% of net assets)
Bank Loans	87.3%
Exchange Traded Funds	5.1%
Corporate Bonds	5.1%
Money Market Funds	4.6%
Common Stocks	0.0%
Cash & Other	-2.1%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Class A
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class A
Trading Symbol	SCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.95%
[5]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 2,107,993,398
Holdings Count | $ / shares	392
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	4.85%
30-Day SEC Yield Unsubsidized	4.85%
[6]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Class C
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class C
Trading Symbol	SCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$85	1.70%
[7]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 2,107,993,398
Holdings Count | $ / shares	392
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	4.21%
[8]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class F
Trading Symbol	SCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$37	0.73%
[9]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 2,107,993,398
Holdings Count | $ / shares	392
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	5.25%
30-Day SEC Yield Unsubsidized	5.25%
[10]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	SCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$33	0.65%
[11]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 2,107,993,398
Holdings Count | $ / shares	392
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	5.35%
30-Day SEC Yield Unsubsidized	5.34%
[12]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration

[1]
*	Annualized

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
*	Annualized

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Annualized

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Annualized

[8]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[9]
*	Annualized

[10]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[11]
*	Annualized

[12]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.